Related-party Transactions - Schedule of Other Receivables Due from Related Parties (Detail) - TWD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Other receivables due from related parties		$ 3,956	$ 12,945
Associates [member]
Disclosure of transactions between related parties [line items]
Other receivables due from related parties		2,727	8,161
Others [member]
Disclosure of transactions between related parties [line items]
Other receivables due from related parties	[1]	$ 1,229	$ 4,784

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.